DEFERRED REVENUE	12 Months Ended
Jun. 30, 2022
DEFERRED REVENUE.
DEFERRED REVENUE	11. DEFERRED REVENUE

	June 30,	June 30,
	2022	2021
	(US$’000)

Deferred revenue	12,593	7,087
Less: current portion of deferred revenue	(8,600)	(4,077)
	3,993	3,010